INCOME TAXES (Details 2) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Deferred tax assets (liabilities)
Bad debt	$ 0	$ 30,368
Accrued salaries	180,521	116,024
Net deferred tax assets	1,682,796	995,027
Valuation allowance	(1,682,796)	(995,027)
Provision for income taxes	0	0
Domestic Tax Authority [Member]
Deferred tax assets (liabilities)
Net operating loss carryforwards	893,020	281,009
Foreign Tax Authority [Member]
Deferred tax assets (liabilities)
Net operating loss carryforwards	$ 609,255	$ 567,626